FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Interest bearing deposits - time		$ 2,739	$ 5,591
Trading securities		455	410
Securities available for sale		522,925	610,616
Federal Home Loan Bank and Federal Reserve Bank Stock		15,543	15,543
Liabilities [Abstract]
Deposits with stated maturity		554,818
Other borrowings		54,600	9,433
Subordinated debentures		35,569	35,569
Payment plan receivables and commercial loans held for sale			31,400
Reciprocal deposits included in deposits with no stated maturity		13,000	7,400
Reciprocal deposits included in deposits with stated maturity		38,000	31,300
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		36,994	35,238
Interest bearing deposits		17,744	47,956
Interest bearing deposits - time		2,739	5,591
Trading securities		455	410
Securities available for sale		522,925	610,616
Federal Home Loan Bank and Federal Reserve Bank Stock		15,543	15,543
Net loans and loans held for sale		2,035,666	1,655,335	[1]
Accrued interest receivable		8,609	7,316
Derivative financial instruments		3,080	2,251
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,845,716	1,740,601
Deposits with stated maturity	[2]	554,818	485,118
Other borrowings		54,600	9,433
Subordinated debentures		35,569	35,569
Accrued interest payable		892	932
Derivative financial instruments		1,292	975
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		36,994	35,238
Interest bearing deposits		17,744	47,956
Interest bearing deposits - time		2,740	5,611
Trading securities		455	410
Securities available for sale		522,925	610,616
Net loans and loans held for sale		1,962,937	1,629,587	[1]
Accrued interest receivable		8,609	7,316
Derivative financial instruments		3,080	2,251
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,845,716	1,740,601
Deposits with stated maturity	[2]	551,489	483,469
Other borrowings		54,918	10,371
Subordinated debentures		29,946	25,017
Accrued interest payable		892	932
Derivative financial instruments		1,292	975
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		36,994	35,238
Interest bearing deposits		17,744	47,956
Interest bearing deposits - time		0	0
Trading securities		455	410
Securities available for sale		898	0
Net loans and loans held for sale		0	0	[1]
Accrued interest receivable		1	5
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity	[2]	1,845,716	1,740,601
Deposits with stated maturity	[2]	0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		48	21
Derivative financial instruments		0	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		2,740	5,611
Trading securities		0	0
Securities available for sale		522,027	610,616
Net loans and loans held for sale		39,436	67,321	[1]
Accrued interest receivable		2,192	2,364
Derivative financial instruments		3,080	2,251
Liabilities [Abstract]
Deposits with no stated maturity	[2]	0	0
Deposits with stated maturity	[2]	551,489	483,469
Other borrowings		54,918	10,371
Subordinated debentures		29,946	25,017
Accrued interest payable		844	911
Derivative financial instruments		1,292	975
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		0	0
Trading securities		0	0
Securities available for sale		0	0
Net loans and loans held for sale		1,923,501	1,562,266	[1]
Accrued interest receivable		6,416	4,947
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity	[2]	0	0
Deposits with stated maturity	[2]	0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.
[2]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.0 million and $7.4 million at December 31, 2017 and 2016, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $38.0 million and $31.3 million at December 31, 2017 and 2016, respectively.